Note 21 Condensed consolidated income statements of companies sold in the USA subsidiary (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Condensed consolidated income statements of companies sold in the USA subsidiary [Line Items]
Interest income		€ 23,015		€ 22,389	€ 27,762
Interest expense		(8,329)		(7,797)	(11,972)
Interest income (expense)		14,686		14,592	15,789
Dividend income		176		137	153
Fee and commission income		6,997		5,980	6,786
Fee and commission expense		(2,232)		(1,857)	(2,284)
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net		134		139	186
Gains or losses on financial liabilities and liabilities held for trading net		341		777	419
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value		432		208	143
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net		335		56	(98)
Gains (losses) on hedging instrument, fair value hedges		(214)		7	55
Gains (losses) on exchange differences on translation, net of tax		883		359	581
Miscellaneous other operating income		661		492	639
Miscellaneous other operating expense		(2,041)		(1,662)	(1,943)
Gross profit		21,066		20,166	21,522
Administrative expenses		(8,296)		(7,799)	(8,769)
Depreciation and amortisation expense		1,234		1,288	1,386
Provision or reversal of provisions		(1,018)		(746)	(614)
Impairment loss on financial assets		(3,034)		(5,179)	(3,552)
Profit (loss) from operating activities		7,484		5,153	7,202
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates		0		(190)	(46)
Gains(losses) on derecognized of non financial assets and subsidiaries net		24		(7)	(5)
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations		(40)		444	23
Profit (loss) before tax		7,247		5,248	7,046
Tax expense (income)		(1,909)		(1,459)	(1,943)
Profit (loss) from continuing operations		5,338		3,789	5,103
Profit (loss) from discontinued operations		280		(1,729)	(758)
Profit (loss)		5,618		2,060	4,345
Profit (loss), attributable to non-controlling interests		965		756	833
Profit (loss), attributable to owners of parent		4,653		1,305	3,512
Sold USA subsidiary [Member]
Condensed consolidated income statements of companies sold in the USA subsidiary [Line Items]
Interest income		974	[1]	2,638	3,221
Interest expense		(53)	[1]	(429)	(887)
Interest income (expense)		921	[1]	2,209	2,335
Dividend income		2	[1]	4	10
Fee and commission income		285	[1]	677	736
Fee and commission expense		(86)	[1]	(183)	(205)
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net		(4)	[1]	19	54
Gains or losses on financial liabilities and liabilities held for trading net		26	[1]	90	30
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value		2	[1]	8	0
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net		2	[1]	5	3
Gains (losses) on hedging instrument, fair value hedges		(1)	[1]	4	4
Gains (losses) on exchange differences on translation, net of tax		5	[1]	19	5
Miscellaneous other operating income		9	[1]	19	32
Miscellaneous other operating expense		(30)	[1]	(63)	(64)
Gross profit		1,132	[1]	2,808	2,941
Administrative expenses		(661)	[1]	(1,462)	(1,534)
Depreciation and amortisation expense		80	[1]	205	214
Provision or reversal of provisions		4	[1]	2	(3)
Impairment loss on financial assets		(66)	[1]	(729)	(521)
Profit (loss) from operating activities		330	[1]	413	670
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates		0	[1]	(2,084)	(1,318)
Gains(losses) on derecognized of non financial assets and subsidiaries net		(2)	[1]	(3)	2
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations		3	[1]	2	(2)
Profit (loss) before tax		330	[1]	(1,671)	(648)
Tax expense (income)		(80)	[1]	(57)	(110)
Profit (loss) from continuing operations		250	[1]	(1,729)	(758)
Profit (loss) from discontinued operations		29	[1]	0	0
Profit (loss)		280	[1]	(1,729)	(758)
Profit (loss), attributable to non-controlling interests		0	[1]	0	0
Profit (loss), attributable to owners of parent	[2]	€ 280	[1]	€ (1,729)	€ (758)

[1]	(*) Corresponds to the first five months of 2021 (See Notes 1.3 and 3).
[2]	(**) Cumulative profit net of taxes earned and recognized by BBVA Group in relation to the sale of BBVA USA Bancshares has been €582 million, corresponding to the results generated by the entities within the scope of the sale agreement from the date of the agreement to the closing date of the agreement, plus the profit after tax on the sale as of the closing.